OTHER NON-CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Components of other non-current assets:
Mark-to-market cross currency interest rate swaps valuation relating to high-yield bonds (see note 23)	$ 0		$ 1,819
Interest Rate Derivative Assets, at Fair Value	5,335		0
Lease security deposit movements	4,257	[1]	0	[1]
Other long-term assets	5,969		3,460
Other Assets, Noncurrent	15,561		5,279
Deferred Costs, Noncurrent	5,969		2,286
Amortization of Deferred Charges	746		169		0
FSRU conversion parts
Components of other non-current assets:
Other long-term assets			$ 1,174

[1]	Methane Princess Lease security deposit movements - This represents net advances to Golar since the IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided by Golar under the Omnibus Agreement (see below). Accordingly, these amounts held with Golar will be settled as part of the eventual termination of the Methane Princess Lease.